Vessels, containers, handling equipment and other tangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,392.5	$ 1,536.1
Ending balance	5,751.2	4,392.5	$ 1,536.1
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,252.0	2,758.0
Additions	2,612.5	2,665.4
Disposals	(71.2)	(31.4)
Lease Modifications and terminations	45.2	860.1
Effect of movements in exchange rates	(2.8)	(0.1)
Ending balance	8,835.7	6,252.0	2,758.0
Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,962.0	1,221.9
Depreciation	1,384.8	769.6
Disposals	(62.7)	(26.7)
Lease Modifications and terminations	(196.8)	(2.5)
Effect of movements in exchange rates	(1.7)	(0.3)
Ending balance	3,085.6	1,962.0	1,221.9
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,932.9	948.0
Payment on account of tangible assets		24.9
Ending balance	4,409.9	2,932.9	948.0
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,192.2	1,595.6
Additions	2,449.0	1,778.5
Lease Modifications and terminations	71.5	818.1
Ending balance	6,712.7	4,192.2	1,595.6
Vessels | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,259.3	647.6
Depreciation	1,204.4	611.7
Lease Modifications and terminations	(160.9)
Ending balance	2,302.8	1,259.3	647.6
Containers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,288.2	520.9
Payment on account of tangible assets	1.1	77.6
Ending balance	1,241.7	1,288.2	520.9
Containers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,870.4	983.3
Additions	115.0	862.3
Disposals	(60.8)	(15.5)
Lease Modifications and terminations	(33.8)	(40.3)
Ending balance	1,890.8	1,870.4	983.3
Containers and equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	582.2	462.4
Depreciation	155.4	133.4
Disposals	(52.6)	(11.1)
Lease Modifications and terminations	(35.9)	(2.5)
Ending balance	649.1	582.2	462.4
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.9	12.9
Other property and equipment	78.3	57.0	54.3
Ending balance	20.2	11.9	12.9
Computer systems and communication equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52.0	60.5
Additions	8.5	5.4
Disposals	(7.1)	(14.7)
Lease Modifications and terminations	7.5	0.8
Effect of movements in exchange rates	(0.5)
Ending balance	60.4	52.0	60.5
Computer systems and communication equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40.1	47.6
Depreciation	7.5	7.1
Disposals	(7.1)	(14.6)
Effect of movements in exchange rates	(0.3)
Ending balance	40.2	40.1	47.6
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	137.4	118.6
Additions	40.0	19.2
Disposals	(3.3)	(1.2)
Lease Modifications and terminations		0.9
Effect of movements in exchange rates	(2.3)	(0.1)
Ending balance	171.8	137.4	118.6
Others | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80.4	64.3
Depreciation	17.5	17.4
Disposals	(3.0)	(1.0)
Effect of movements in exchange rates	(1.4)	(0.3)
Ending balance	93.5	80.4	64.3
Payments on account, net of total | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Payment on account of tangible assets	1.1	102.5
Total of Vessels and payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,957.8	948.0
Ending balance	4,409.9	2,957.8	948.0
Total of Containers and equipment and Payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,365.8	520.9
Ending balance	1,242.8	1,365.8	520.9
Total Computer systems and communication equipment, and Other property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68.9	67.2
Ending balance	$ 98.5	$ 68.9	$ 67.2